STOCKHOLDERS' EQUITY - Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jul. 21, 2024	Oct. 31, 2022
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	24,613,833	28,002,379
2024 Tranche A Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	6,739,918
Exercise Price (in dollars per share)	$ 2.52		$ 2.52
Expiration Date	Jul. 21, 2029
2024 Tranche B Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	8,214,278
Exercise Price (in dollars per share)	$ 4		4
Expiration Date	Jul. 21, 2029
2024 Tranche C Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	4,267,152
Exercise Price (in dollars per share)	$ 5.5		$ 5.5
Expiration Date	Jul. 21, 2029
2023 Tranche B Preferred Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	439,560
Exercise Price (in dollars per share)	$ 4.7775
Expiration Date	Sep. 08, 2028
2022 Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	4,201,044			5,151,098
Exercise Price (in dollars per share)	$ 1.96			$ 1.96
Expiration Date	Oct. 25, 2027
June 2020 Series H Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	720,796
Exercise Price (in dollars per share)	$ 12.075
Expiration Date	Jun. 05, 2025
October 2017 Series D Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)	31,085
Exercise Price (in dollars per share)	$ 178
Expiration Date	Oct. 14, 2024
2023 Tranche A Preferred Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		13,846,154
Exercise Price (in dollars per share)		$ 3.185
Expiration Date		Sep. 08, 2026
2023 Tranche B Preferred Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		7,179,487
Exercise Price (in dollars per share)		$ 4.7775
Expiration Date		Sep. 08, 2028
2022 Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		4,748,221
Exercise Price (in dollars per share)		$ 1.96
Expiration Date		Oct. 25, 2027
2022 Pre-Funded Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		1,079,136
Exercise Price (in dollars per share)		$ 0.00001
June 2020 Series H Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		720,796
Exercise Price (in dollars per share)		$ 12.075
Expiration Date		Jun. 05, 2025
May 2019 Series F Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		195,700
Exercise Price (in dollars per share)		$ 24
Expiration Date		May 20, 2024
May 2019 Series G Common Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		201,800
Exercise Price (in dollars per share)		$ 24
Expiration Date		May 20, 2024
October 2017 Series D Warrants
STOCKHOLDERS' EQUITY
Number of Common Shares Issuable Upon Exercise of Outstanding Warrants (in shares)		31,085
Exercise Price (in dollars per share)		$ 178
Expiration Date		Oct. 14, 2024